Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions

 Schedule of related party transactions

Year Ended December 31,	2023	2022	2021
Related party transactions included within interest expense:
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,644,027	$1,596,667	$1,402,187
Interest expense on promissory notes issued to relatives of the CEO of the Company	$328,073	$324,586	$316,504
Interest expenses on loan payable to KWC	$159,696	$23,315	$—
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	$150,010	$72,834	$—
Interest expense related to the grant and/or the modification of stock options held by the CEO and the VP of the Company related to financing provided	$—	$4,004,906	$1,287,834
Interest expense related to stock options granted to the VP of the Company related to the increase of the borrowing limit of a line of credit	$—	$—	$2,137,286

Related party transactions included within selling, general and administration expenses:
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	$—	$124,800	$249,600
Salary and bonus paid to the CEO of the Company	$249,600	$274,800	$—
Bonus to a director of the Company settled with issuance of ordinary shares	$—	$40,000	$—
Salary for services to the VP of the Company	$44,671	$43,532	$33,427
Salary for services as Secretary and Chief Legal Counsel of the Company	$8,934	$8,706	$—
Selling, general and administrative expenses related to stock options granted to the Chief Legal Counsel of the Company	$84,528	$304,291	$—
Loss on settlement of debt to a relative of the CEO of the Company	$—	$—	$16,800
Consulting fees to a relative of the CEO of the Company	$130,000	$—	$—
Rent paid to a company controlled by the VP and immediate family members	$—	$20,206	$24,390
Stock options vested to members of the Board of Directors and related parties of the Company	$226,329	$26,146	$304,692